Document and Entity Information	Nov. 03, 2026
Cover [Abstract]
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-32514
Title of 12(b) Security	Common Stock, $0.01 par value
Document Period End Date	Nov. 03, 2026
Amendment Flag	false
Document Type	8-K
Entity Registrant Name	DiamondRock Hospitality Co
Entity Address, Address Line One	7373 Wisconsin Avenue, Suite 1900
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	240
Local Phone Number	744-1150
Entity Central Index Key	0001298946
Entity Emerging Growth Company	false
Trading Symbol	DRH
Security Exchange Name	NASDAQ
Entity Tax Identification Number	20-1180098